Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (8,039)	$ 4,297
Adjustments to reconcile net income to net cash used in operating activities:
Change in allowance for credit losses	169	3
Provision for inventory reserve	1,154	1,174
Depreciation	704	603
Amortization of right-of-use assets	879	650
Share-based compensation	8,645
Loss from the disposal of property and equipment		77
Unrealized exchange losses	94
Fair value loss on derivative instruments	(26)	(690)
Deferred income tax expenses/(benefits)	(5)	707
Changes in operating assets and liabilities
Accounts receivable	(5,524)	(6,143)
Inventories	5,443	(1,082)
Prepaid expenses and other current assets	2,969	(784)
Other non-current assets	46	60
Accounts payable	(4,555)	4,048
Notes payable	(2,911)	1,000
Amount due to related parties		(53)
Accrued expenses and other current liabilities	(3,365)	(5,339)
Operating lease liabilities	(303)	(725)
Taxes payable	132	(218)
Net cash used in operating activities	(4,493)	(2,415)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of property, plant and equipment	(400)	(482)
Purchase of short-term investments	(2,565)
Proceeds from sales of short-term investments	6,464
Net cash (used in)/provided by investing activities	3,499	(482)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	15,323	14,784
Repayments of bank loans	(7,662)	(10,511)
Contribution from controlling shareholder		4,305
Payments of offering costs		(417)
Net cash provided by financing activities	7,661	8,161
Effect of exchange rate changes	309	(67)
Net increase in cash and cash equivalents and restricted cash	6,976	5,197
Cash and cash equivalents and restricted cash, at beginning of the period	45,886	64,166
Cash and cash equivalents and restricted cash, at end of the period	52,862	69,363
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	71	318
Cash paid for interest	524	544
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 3,282	$ 34